EQ ADVISORS TRUSTSM

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/ClearBridge Select Equity Managed Volatility Portfolio

EQ/Franklin Small Cap Value Managed Volatility Portfolio

EQ/Global Equity Managed Volatility Portfolio

EQ/International Core Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

EQ/International Value Managed Volatility Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

EQ/Large Cap Growth Managed Volatility Portfolio

EQ/Mid Cap Value Managed Volatility Portfolio

EQ/Morgan Stanley Small Cap Growth Portfolio

SUPPLEMENT DATED JUNE 6, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective June 30, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Paul Whitehead of BlackRock Investment Management, LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the Index Allocated Portions of the EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, and the portions allocated to BlackRock of the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, and EQ/International Managed Volatility Portfolio. All references to Paul Whitehead in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

With respect to each of the Portfolios listed at top of this page, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO— Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”) is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Matt Waldron, CFA®	Managing Director of BlackRock, Inc.	June 2025
Steven White	Director of BlackRock, Inc.	June 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to include the following information:

Matt Waldron, CFA®, Managing Director of BlackRock and US Head of International Portfolio Management within BlackRock Global Markets & Index Investments. Mr. Waldron’s service with the firm dates back to 2003.

Steven White, Director of BlackRock and Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments. Mr. White’s service with the firm began in 2011.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Investment Management, LLC (“BlackRock”)” is amended to include the following information:

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of March 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

ATM International Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

ATM Large Cap Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

ATM Mid Cap Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

ATM Small Cap Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/400 Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/500 Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/2000 Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/ClearBridge Select Equity Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Franklin Small Cap Value Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Global Equity Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/International Core Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/International Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/International Value Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Large Cap Core Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of March 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Growth Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Mid Cap Value Managed Volatility Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Morgan Stanley Small Cap Growth Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolios as of March 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

ATM International Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

ATM Large Cap Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

ATM Mid Cap Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

ATM Small Cap Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/400 Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/500 Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/2000 Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/ClearBridge Select Equity Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Franklin Small Cap Value Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Global Equity Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/International Core Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/International Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/International Value Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Large Cap Core Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Large Cap Growth Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Mid Cap Value Managed Volatility Portfolio
Matt Waldron, CFA®	X
Steven White	X

EQ/Morgan Stanley Small Cap Growth Portfolio
Matt Waldron, CFA®	X
Steven White	X